Derivative Liability - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended	12 Months Ended
	May 03, 2016	Apr. 30, 2016	Apr. 11, 2016	Jan. 29, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value of the warrant					$ 308
Share of AB Preferred Stock that could be acquired by warrants						6,923,076
Warrants to purchase additional shares					7,375
Adjustments to Additional Paid in Capital, Warrant Issued						$ 17	$ 1,728
Adjustments to Additional Paid in Capital, Warrant Canceled					$ 3,036
Common Stock [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Share of AB Preferred Stock that could be acquired by warrants						1,631,738
Number of shares issued upon conversion			3,127,059
Series AB Preferred Stock Warrant [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of warrants to acquire shares of common stock				16,000,000
Exercise Price				$ 1.25
Term of year from the date of issuance				1 year
Fair value of the warrant				$ 4,000
Pricing Model					Black-Scholes
Series AB Preferred Stock Warrant [Member] | CRG [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants to purchase additional shares		$ 7,400			$ 7,400
Adjustments to Additional Paid in Capital, Warrant Issued					$ 1,600
Adjustments to Additional Paid in Capital, Warrant Canceled	$ 3,000
Series AB Preferred Stock Warrant [Member] | Warrant [Member] | CRG [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Share of AB Preferred Stock that could be acquired by warrants		5,900,000			5,900,000
Series AB Preferred Stock Warrant [Member] | Common Stock [Member] | CRG [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of shares issued upon conversion					1,407,476
Placement Agent Warrants [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Exercise Price					$ 5.00
Fair value of the warrant					$ 300
Pricing Model					Black-Scholes